PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less accumulated depreciation and amortization	$ (12,067)	$ (9,361)	$ (91)
Total property and equipment	540,003	88,514	36,688
Property and equipment, net	527,936	79,153	36,597
Construction In Progress [Member]
Total property and equipment	411,721
Leasehold improvements [Member]
Total property and equipment	41,396	44,777	23,231
Air conditioning equipment [Member]
Total property and equipment	57,241	21,496	0
Office Equipment [Member]
Total property and equipment	$ 29,645	$ 22,241	$ 13,457